Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

The following table provides information about disaggregated revenue by product line, geographical market and timing of revenue recognition:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Revenue by product line:
Advertising	$13,548,069	$7,541,616	$24,622,494	$19,379,600
Digital subscriptions	7,690,111	6,089,450	14,774,592	11,626,697
Magazine circulation	12,642,018	8,629,166	27,352,041	21,166,698
Other	866,314	830,708	1,612,866	1,330,798
Total	$34,746,512	$23,090,940	$68,361,993	$53,503,793
Revenue by geographical market:
United States	$33,360,160	$22,049,636	$65,934,337	$51,331,766
Other	1,386,352	1,041,304	2,427,656	2,172,027
Total	$34,746,512	$23,090,940	$68,361,993	$53,503,793
Revenue by timing of recognition:
At point in time	$27,056,401	$17,001,490	$53,587,401	$41,877,096
Over time	7,690,111	6,089,450	14,774,592	11,626,697
Total	$34,746,512	$23,090,940	$68,361,993	$53,503,793

The following table provides information about disaggregated revenue by product line, geographical market and timing of revenue recognition:

	Years Ended December 31,
	2020	2019
Revenue by product line:
Advertising	$44,359,822	$35,918,370
Digital subscriptions	28,495,676	6,855,038
Magazine circulation	50,580,213	9,046,473
Other	4,596,686	1,523,429
Total	$128,032,397	$53,343,310
Revenue by geographical market:
United States	$122,570,712	$52,611,255
Other	5,461,685	732,055
Total	$128,032,397	$53,343,310
Revenue by timing of recognition:
At point in time	$99,536,721	$47,557,652
Over time	28,495,676	5,785,658
Total	$128,032,397	$53,343,310

Schedule of Contract with Customer, Asset and Liability

The following table provides information about contract balances:

	As of
	June 30, 2021	December 31, 2020
Unearned revenue (short-term contract liabilities):
Digital subscriptions	$19,358,809	$15,039,331
Magazine circulation	52,539,366	46,586,345
	$71,898,175	$61,625,676
Unearned revenue (long-term contract liabilities):
Digital subscriptions	$685,039	$593,136
Magazine circulation	27,297,916	22,712,961
Other	177,500	192,500
	$28,160,455	$23,498,597

The following table provides information about contract balances:

	As of December 31,
	2020	2019
Unearned revenue (short-term contract liabilities):
Digital subscriptions	$15,039,331	$8,634,939
Magazine circulation	46,586,345	23,528,148
	$61,625,676	$32,163,087
Unearned revenue (long-term contract liabilities):
Digital subscriptions	$593,136	$478,557
Magazine circulation	22,712,961	30,478,154
Other	192,500	222,500
	$23,498,597	$31,179,211